Initial Public Offering (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV - USD ($)				12 Months Ended
	Feb. 27, 2024	Feb. 28, 2023	Mar. 02, 2021	Dec. 31, 2022
Initial Public Offering
Offering costs			$ 8,800,000
Deferred underwriting commissions			$ 5,200,000
Public shares
Initial Public Offering
Contribution from PIPE Financing for cash	3,300,016	3,690,831
Initial public offering
Initial Public Offering
Gross proceeds from initial public offering				$ 149,500,000
Initial public offering | Public shares
Initial Public Offering
Contribution from PIPE Financing for cash			14,950,000
Share price (in dollars per share)			$ 10.00
Gross proceeds from initial public offering			$ 149,500,000
Over-Allotment option
Initial Public Offering
Contribution from PIPE Financing for cash			1,950,000
Over-Allotment option | Public shares
Initial Public Offering
Contribution from PIPE Financing for cash			1,950,000
Share price (in dollars per share)			$ 10.00